TAXES ON INCOME (Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Loss before taxes (Percentage)	23.00%	23.00%	23.00%
Loss before taxes	$ (27,045)	$ (30,021)	$ (25,446)
Theoretical tax benefit	(6,220)	(6,905)	(5,853)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value	480	1,280	(1,054)
Share-based compensation	343	292	405
Other	11	11	10
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	5,386	5,322	6,492
Taxes on income for the reported year	$ 0	$ 0	$ 0